Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Valuation Techniques and Methods - USD ($)				6 Months Ended	12 Months Ended
		Aug. 05, 2021		Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Shares)		9.88			9.91		9.69
Strike price (in Dollars per share)		$ 11.5		$ 11.5	$ 11.5		$ 11.5
Dividend yield
Term to expected Business Combination (in years)		1 year	[1]		6 months		7 months 6 days	[2]
Volatility		16.00%					10.60%
Risk-free rate		0.87%	[3]			[4]		[4]
Probability of Business Combination					60.00%		(2.00%)	[5]
Fair value of derivative (asset) liability – forward purchase agreement (in Dollars)				$ 0.324	$ 0.121		$ 0.004
Fair value of warrants (in Dollars)		$ 0.92					$ 0.59
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	[4]				4.70%		0.23%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate	[4]				3.98%		1.31%

[1]	The Public Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Public Warrants used for the valuation was 6.0 years as of August 5, 2021.
[2]	The Private Placement Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Private Placement Warrants used for the valuation was 5.6 years as of December 31, 2021.
[3]	The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Public Warrants (see Note 7).
[4]	The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).
[5]	The Company explicitly incorporated the probability of a Business Combination in its valuation as of December 31, 2022, in addition to the probability implicit in the trade price of the Units, to account for the rising risk-free rates. The Company used only the probability implicit in the trade price of the Units in its valuation as of December 31, 2021.